UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trilogy Capital LLC
Address: 2 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-12152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Compliance Officer
Phone:     203-971-3400

Signature, Place, and Date of Signing:

      /s/ Kenneth A. Cowin     Greenwich, CT     November 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $257,516 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEST BUY INC                    COM             086516101      210   350000 SH  PUT  DEFINED                     0   350000        0
C H ROBINSON WORLDWIDE INC      COM NEW         12541W209       33    65000 SH  PUT  DEFINED                     0    65000        0
DELTA AIR LINES INC DEL         COM NEW         247361702   192565 10727876 SH       DEFINED                     0 10727876        0
DICKS SPORTING GOODS INC        COM             253393102      138   250000 SH  PUT  DEFINED                     0   250000        0
DRYSHIPS INC                    SHS             Y2109Q101    14627   161000 SH       DEFINED                     0   161000        0
EXPEDITORS INTL WASH INC        COM             302130109      104    65000 SH  PUT  DEFINED                     0    65000        0
JACOBS ENGR GROUP INC DEL       COM             469814107      227     3000 SH       DEFINED                     0     3000        0
JACOBS ENGR GROUP INC DEL       COM             469814107       14   135000 SH  PUT  DEFINED                     0   135000        0
MAGELLAN HEALTH SVCS INC        COM NEW         559079207      382     9409 SH       DEFINED                     0     9409        0
P F CHANGS CHINA BISTRO INC     COM             69333Y108     1113   274200 SH  PUT  DEFINED                     0   274200        0
PORTLAND GEN ELEC CO            COM NEW         736508847     1811    65142 SH       DEFINED                     0    65142        0
SHAW GROUP INC                  COM             820280105      872    15000 SH       DEFINED                     0    15000        0
SHAW GROUP INC                  COM             820280105       23    65000 SH  PUT  DEFINED                     0    65000        0
SMURFIT-STONE CONTAINER CORP    PFD CV EX A 7%  832727200     6867   330149 SH       DEFINED                     0   330149        0
SPDR TR                         UNIT SER 1      78462F103    29753   195000 SH       DEFINED                     0   195000        0
SUNCOR ENERGY INC               COM             867229106     4741    50000 SH       DEFINED                     0    50000        0
TEREX CORP NEW                  COM             880779103       33   200000 SH  PUT  DEFINED                     0   200000        0
UNDER ARMOUR INC                CL A            904311107       12   120000 SH  PUT  DEFINED                     0   120000        0
VISTEON CORP                    COM             92839U107     3991   775000 SH       DEFINED                     0   775000        0